Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 48,792.1	₨ 46,774.3	₨ 43,048.0	$ 593.7	$ 569.1
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	48,792.1	46,774.3
Income tax expense (benefit) recorded in retained earnings			(21,016.0)
Other comprehensive income	₨ 16,980.0	₨ 15,129.2	₨ (8,457.8)